UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2006

Check here if Amendment [ ];       Amendment Number: ___
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Exis Capital Management, Inc.
Address:          767 Third Avenue
                  33rd Floor
                  New York, New York  10017

Form 13F File Number:  028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Genova
Title:     Controller
Phone:     (212) 893-7908

Signature, Place, and Date of Signing:

   /s/  Paul Genova             New York, New York           08/07/2006
 ---------------------       -----------------------         ----------
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                           --------------

Form 13F Information Table Entry Total:                              65
                                                           --------------

Form 13F Information Table Value Total:                     $   237,830
                                                           --------------
                                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                   TITLE                    VALUE     SHARES/      SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP    (X$1,000)   PRN AMT      PRN  CALL  DSCRETN  MANAGERS SOLE    SHARED  NONE
---------------------           ----------     ---------- ----------  --------     ---- ----- -------- -------- -----   ------- ----
ABB LTD                         SPONSORED ADR  000375 20 4    4,536     350,000.00 SH         SOLE              350,000
ACADIA PHARMACEUTICALS INC          COM        004225 10 8    2,875     340,600.00 SH         SOLE              340,600
ADOLOR CORP                          COM       00724X 10 2    1,876      75,000.00 SH         SOLE               75,000
ADVANCED MAGNETICS INC               COM       00753P 10 3    6,654     220,200.00 SH         SOLE              220,200
ALEXION PHARMACEUTICALS INC         COM        015351 10 9      181       5,000.00 SH         SOLE                5,000
ALLEGHENY TECHNOLOGIES INC          COM        01741R 10 2    3,116      45,000.00 SH         SOLE               45,000
ALTUS PHARMACEUTICALS INC            COM       02216N 10 5    1,269      68,800.00 SH         SOLE               68,800
ARRAY BIOPHARMA INC                  COM       04269X 10 5      774      90,000.00 SH         SOLE               90,000
BAIDU COM INC                  SPON ADR REP A  056752 10 8    3,301      40,000.00 SH         SOLE               40,000
BAKER HUGHES INC                    COM        057224 10 7    5,730      70,000.00 SH         SOLE               70,000
BANK OF AMERICA CORPORATION         COM        060505 10 4    1,684      35,000.00 SH         SOLE               35,000
BRIGHAM EXPLORATION CO              COM        109178 10 3      198      25,000.00 SH         SOLE               25,000
CARLISLE COS INC                    COM        142339 10 0      113       5,000.00 SH         SOLE                5,000
CISCO SYS INC                       COM        17275R 10 2    4,883     250,000.00 SH         SOLE              250,000
CONOR MEDSYSTEMS INC                 COM       208264 10 1      690      25,000.00 SH         SOLE               25,000
CUBIST PHARMACEUTICALS INC          COM        229678 10 7    1,511      60,000.00 SH         SOLE               60,000
DIAMOND OFFSHORE DRILLING IN        COM        25271C 10 2    1,679      20,000.00 SH         SOLE               20,000
D R HORTON INC                      COM        23331A 10 9    2,406     101,000.00 SH         SOLE              101,000
DYNAVAX TECHNOLOGIES CORP           COM        268158 10 2      104      25,000.00 SH         SOLE               25,000
EL PASO CORP                         COM       28336L 10 9   38,250   2,550,000.00 SH         SOLE            2,550,000
ENSCO INTL INC                      COM        26874Q 10 0    8,514     185,000.00 SH         SOLE              185,000
FORD MTR CO DEL                COM PAR $0.01   345370 86 0    2,772     400,000.00 SH         SOLE              400,000
FOUNDATION COAL HLDGS INC           COM        35039W 10 0      282       6,000.00 SH         SOLE                6,000
FREEPORT-MCMORAN COPPER & GO        CL B       35671D 85 7      554      10,000.00 SH         SOLE               10,000
GENERAL ELECTRIC CO                 COM        369604 10 3   16,974     515,000.00 SH         SOLE              515,000
GOLDMAN SACHS GROUP INC             COM        38141G 10 4    1,805      12,000.00 SH         SOLE               12,000
HEINZ H J CO                        COM        423074 10 3    7,420     180,000.00 SH         SOLE              180,000
HOVNANIAN ENTERPRISES INC           CL A       442487 20 3    2,106      70,000.00 SH         SOLE               70,000
HUMAN GENOME SCIENCES INC           COM        444903 10 8    1,819     170,000.00 SH         SOLE              170,000
INDEVUS PHARMACEUTICALS INC         COM        454072 10 9    4,376     800,000.00 SH         SOLE              800,000
ISHARES INC                    MSCI EMU INDEX  464286 60 8    1,409      15,000.00 SH         SOLE               15,000
JDS UNIPHASE CORP                   COM        46612J 10 1    2,910   1,150,000.00 SH         SOLE            1,150,000
KFX INC                              COM       48245L 10 7    3,896     255,000.00 SH         SOLE              255,000
MCMORAN EXPLORATION CO              COM        582411 10 4    5,280     300,000.00 SH         SOLE              300,000
MICROSOFT CORP                      COM        594918 10 4    1,165      50,000.00 SH         SOLE               50,000
MYOGEN INC                          COM        62856E 10 4    1,305      45,000.00 SH         SOLE               45,000
NATIONAL OILWELL VARCO INC          COM        637071 10 1    7,092     112,000.00 SH         SOLE              112,000
NEWMONT MINING CORP                 COM        651639 10 6      529      10,000.00 SH         SOLE               10,000
NEWS CORP                           CL A       65248E 10 4    9,398     490,000.00 SH         SOLE              490,000
NMT MED INC                         COM        629294 10 9    3,426     342,300.00 SH         SOLE              342,300
NORTEL NETWORKS CORP NEW            COM        656568 10 2      605     270,000.00 SH         SOLE              270,000
OPENWAVE SYS INC                    COM        683718 30 8   10,478     908,000.00 SH         SOLE              908,000
PEABODY ENERGY CORP                 COM        704549 10 4    3,624      65,000.00 SH         SOLE               65,000
PHARMACOPEIA DRUG DISCVRY IN        COM        7171EP 10 1      340      85,000.00 SH         SOLE               85,000
PROGENICS PHARMACEUTICALS INC        COM       743187 10 6    2,406     100,000.00 SH         SOLE              100,000
SALIX PHARMACEUTICALS INC           COM        795435 10 6      809      65,800.00 SH         SOLE               65,800
SASOL LTD                       SPONSORED ADR  803866 30 0    3,671      95,000.00 SH         SOLE               95,000
SCIENTIFIC GAMES CORP               CL A       80874P 10 9    1,425      40,000.00 SH         SOLE               40,000
SEARS HLDGS CORP                     COM       812350 10 6    6,989      45,000.00 SH         SOLE               45,000
SONUS PHARMACEUTICALS INC            COM       835692 10 4    1,749     351,200.00 SH         SOLE              351,200
TESORO CORP                          COM       881609 10 1    2,603      35,000.00 SH         SOLE               35,000
ST JOE CO                           COM        790148 10 0    7,865     169,000.00 SH         SOLE              169,000
VALERO ENERGY CORP NEW               COM       91913Y 10 0    1,996      30,000.00 SH         SOLE               30,000
ZIMMER HLDGS INC                    COM        98956P 10 2      851      15,000.00 SH         SOLE               15,000
ADOLOR CORP                         PUT        00724X 95 2    1,876         750.00 SH         SOLE                  750
ADVANCED MAGNETICS INC              PUT        00753P 95 3    6,044       2,000.00 SH         SOLE                2,000
CONOR MEDSYSTEMS INC                PUT        208264 95 1    1,380         500.00 SH         SOLE                  500
GENENTECH INC                       CALL       368710 90 6    2,045         250.00 SH         SOLE                  250
MENTOR CORP MINN                    CALL       587188 90 3    1,088         250.00 SH         SOLE                  250
NEKTAR THERAPEUTICS                 PUT        640268 95 8      459         250.00 SH         SOLE                  250
NMT MED INC                         CALL       629294 90 9      410         410.00 SH         SOLE                  410
OIL SVC HOLDRS TR                   CALL       678002 90 6    2,988         200.00 SH         SOLE                  200
PHARMACEUTICAL HLDRS TR             CALL       71712A 90 6   10,544       1,500.00 SH         SOLE                1,500
POZEN INC                           CALL       73941U 90 2      528         750.00 SH         SOLE                  750
PROGENICS PHARMACEUTICALS IN        CALL       743187 90 6      202          84.00 SH         SOLE                   84
                  TOTAL:        65 Records                  237,830     11,798,844

